Warrant Liability - Schedule of warrants outstanding and exercisable (Details) - $ / shares	9 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Outstanding	3,004,375	2,875,000	0
Exercisable	3,004,375
Exercise Price	$ 5
Warrant One [Member]
Class of Warrant or Right [Line Items]
Outstanding	2,875,000
Exercisable	2,875,000
Exercise Price	$ 6
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Outstanding	129,375
Exercisable	129,375
Exercise Price	$ 5